Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

19. Cash and cash equivalents

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Cash and cash equivalents	25,719	23,010

At December 31, 2020, the cash and cash equivalents of the Group denominated in RMB amounting to RMB22,649,000 (2019: RMB22,919,000). The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorised to conduct foreign exchange business.